Pixelpin Acquisition and Patent Approvals (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Pixelpin Acquisition and Patent Approvals
Summary of net assets acquired at the date of acquisition

Fair Value
Trade name and trademarks	$90,621
Foreign currency translation	1,133
Total acquisition	$91,754

Fair Value
Trade name and trademarks	$90,621
Foreign currency translation	1,133
Total	$91,754